Share Based Compensation Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Share Based Compensation Expenses [Abstract]
Schedule of Share Based Compensation Expenses

Compensation expenses from continuing operations recognized for share-based compensation awards granted by the Company were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Included in:
Cost of revenues	-	(11)	195
Sales and marketing expenses	-	98	655
Research and development expenses	-	77	248
General and administrative expenses	-	2,349	35,865
Total	-	2,513	36,963
(a) Share options	-	1,305	6,099
(b) Acquisition of equity interests from non-controlling shareholders	-	1,208	-
(c) Restricted shares issued to the Founder of Shenzhen Letsvan	-	-	30,864
Total	-	2,513	36,963

Schedule of Activities of Share Options

A summary of activities of share options of the Company for the years ended June 30, 2024, 2025 and 2026 is presented below:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2023	18,225,251	0.1831	9.01	346,378
Granted	4,217,652	0.4066
Exercised	(1,852,806)	0.2261
Forfeited	(2,807,954)	0.2507
Expired	(120,003)	0.7162
Outstanding as of June 30, 2024	17,662,140	0.2176	8.37	44,127
Options vested and exercisable as of June 30,2024	11,871,925	0.1573	8.01	34,836

Outstanding as of July 1, 2024	17,662,140	0.2176	8.37	44,127
Granted	680,000	0.4000
Exercised	(11,365,500)	0.1402
Forfeited	(940,214)	0.4594
Expired	(137,361)	0.7030
Outstanding as of June 30, 2025	5,899,065	0.3380	8.13	118,750
Options vested and exercisable as of June 30,2025	2,505,209	0.3486	7.63	50,239

Outstanding as of July 1, 2025	5,899,065	0.3380	8.13	118,750
Granted	1,149,000	1.5894
Exercised	(482,961)	0.4726
Forfeited	(610,254)	0.5749
Expired	(17,681)	0.5143
Outstanding as of June 30, 2026	5,937,169	0.5443	7.56	11,490
Options vested and exercisable as of June 30,2026	4,027,490	0.3077	6.96	9,617

Schedule of Estimated Fair Value of Each Option Grant

The estimated fair value of each option grant is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

	For the years ended June 30,
	2024	2025	2026

Expected volatility	81.85%-83.12%	90.10%-91.20%	59.30%-61.30%
Risk-free interest rate (per annum)	3.84%-4.27%	3.70%-4.30%	4.20%-4.40%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	0.53-1.20	0.38-0.80	0.71-3.01